INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the tax computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Current income tax (expense) / gain	(1,498,885)	(482,721)	68,626
Deferred income tax	143,855	(6,583)	44,927
Income tax (expense) / gain	(1,355,030)	(489,304)	113,553

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2017	2016
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	276,751	375,430
Deferred tax assets to be recovered after less than 12 months	26,880	12,184
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(522,764)	(791,823)
Deferred tax liabilities to be recovered after less than 12 months	(53,729)	(12,507)
Deferred tax liabilities, net	(272,862)	(416,716)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2017, 2016 and 2015 are the following:

Deferred tax assets	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Income tax loss carryforward	Total
As of December 31, 2015	1,218	5,261	38	71,360	-	58,936	136,813
Charge in results	5,454	(3,733)	-	26,846	281,170	(58,936)	250,801
As of December 31, 2016	6,672	1,528	38	98,206	281,170	-	387,614
Charge in results	(6,672)	(1,528)	(38)	(21,784)	(53,961)	-	(83,983)
As of December 31, 2017	-	-	-	76,422	227,209	-	303,631

Deferred tax liabilities	Deferred sales	Loans	Property, plant and equipment	Cash and cash equivalents	Inventories	Total
As of December 31, 2015	46	(6,652)	(539,622)	(719)	-	(546,947)
Charge in results	-	1,900	(252,201)	(7,082)	-	(257,383)
As of December 31, 2016	46	(4,752)	(791,823)	(7,801)	-	(804,330)
Charge in results	(46)	2,272	229,318	(3,350)	(357)	227,837
As of December 31, 2017	-	(2,480)	(562,505)	(11,151)	(357)	(576,493)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2017, 2016 and 2015 as follows:

	2017	2016	2015
Pre-tax income	4,148,296	1,419,982	(285,662)
Statutory income tax rate	35%	35%	35%
Pre-tax income at statutory income tax rate	(1,451,904)	(496,994)	99,982
Tax effects due to:
-Change in the tax rate(1)	102,634	-	-
-Non-taxable income or non-deductible expenses	(5,316)	7,690	13,571
-Others	(444)	-	-
Income tax expense	(1,355,030)	(489,304)	113,553

(1)  Corresponds to the effect of the change in the enacted tax rate on the net deferred tax liability according to the aforementioned.